PROPERTY, PLANT, AND EQUIPMENT (Tables) - Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of property, plant and equipment

					Buildings,
			Machinery		leasehold
	Furniture and	Office	and	Auto and	improvements,
	fixtures	equipment	equipment	trucks	and land	Total
Cost
As of January 1, 2019	$–	$–	$–	$–	$–	$–
Acquired through combinations and acquisitions [Notes 1 & 4]	722,346	255,127	1,472,366	64,137	18,991,013	21,504,989
Additions	201,045	57,359	398,829	66,161	15,887,626	16,611,020
As of December 31, 2019	$923,391	$312,486	$1,871,195	$130,298	$34,878,639	$38,116,009
Acquired through combinations and acquisitions [Notes 1 & 4]	66,915	49,519	4,544,221	–	16,999,554	21,660,209
Additions	85,610	147,350	317,723	59,253	12,476,063	13,085,999
Disposals	–	–	–	–	(112,558)	(112,558)
As of December 31, 2020	$1,075,916	$509,355	$6,733,139	$189,551	$64,241,698	$72,749,659

Accumulated Depreciation
As of January 1, 2019	$–	$–	$–	$–	$–	$963,148
Depreciation	94,140	41,736	118,375	13,978	694,919	963,148
As of December 31, 2019	$94,140	$41,736	$118,375	$13,978	$694,919	$963,148
Depreciation	182,310	101,086	242,299	40,126	2,229,168	2,794,989
Disposals	–	–	–	–	(112,558)	(112,558)
As of December 31, 2020	$276,450	$142,822	$360,674	$54,104	$2,811,529	$3,645,579

Net book value
As of January 1, 2019	$–	$–	$–	$–	$–	$–
As of December 31, 2019	$829,251	$270,750	$1,752,820	$116,320	$34,183,720	$37,152,861
As of December 31, 2020	$799,466	$366,533	$6,372,465	$135,447	$61,430,169	$69,104,080

Schedule of depreciation expense

	Year Ended
	December 31,	December 31,
	2020	2019
	$	$
Cost of goods sold	1,965,244	599,654
Expenses	829,745	363,494
Total depreciation relating to PPE	2,794,989	963,148